Components of Total Accumulated Other Comprehensive Income in the Balance Sheets (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on forward currency contracts	$ 7	$ 2
Foreign currency translation	18	10
Total accumulated other comprehensive income	$ 25	$ 12